Derivative Financial Instruments (Derivatives In Cash Flow Hedging Relationships) (Details) (Designated As Hedging Instruments [Member], Commodity Contracts [Member], Cost Of Products Sold [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated As Hedging Instruments [Member] | Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (8,454)	$ (29,957)	$ (48,616)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	(37,093)	(35,141)	(40,543)
Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)	$ 600	$ 600	$ (1,700)